Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Unrealized holding (losses) gains on securities during the period, net of taxes (benefits)	$ 21	$ 48	$ (26)	$ 128	$ 24	$ (159)
Other Comprehensive Income Loss Change In Unfunded Status Of Defined Benefit Plan Liability Tax					(20)	22
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, Tax					(30)	(30)
Other Comprehensive Income Loss Amortization Of Net Loss Included In Net Periodic Pension Cost Tax					$ 21	$ 27